UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________________________________

FORM ABS-15G
__________________________________________

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
__________________________________________

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2009 to December 31, 2011

Date of Report (Date of earliest event reported) February 9, 2012
__________________________________________

TOYOTA MOTOR CREDIT CORPORATION1
(Exact name of securitizer as specified in its charter)
__________________________________________

0000834071
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Loretta Ho, (310) 468-1358
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

____________
1  Toyota Motor Credit Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities registered by Toyota Auto Finance Receivables LLC (Commission File Number 333-168098; Central Index Key Number 0001131131).

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Toyota Motor Credit Corporation, as securitizer, requested but was unable to obtain all information with respect to investor demands upon one of the applicable trustees prior to July 22, 2010.  As a result, the disclosures in this Form ABS-15G do not contain investor demands, if any, made upon one of the applicable trustees prior to July 22, 2010.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Toyota Motor Credit Corporation
(Securitizer)

Date: February 9, 2012

By: /s/ Chris Ballinger
Name: Chris Ballinger
Title: Group Vice President and
Chief Financial Officer